Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Ifrs Statement Line Items
Revenue (Note 10)	$ 329.9	$ 352.3	$ 606.2	$ 691.1
Costs of sales
Costs of sales (Note 11)	47.1	45.5	85.3	89.1
Depletion and depreciation	75.1	69.6	136.1	144.2
Total costs of sales	122.2	115.1	221.4	233.3
Gross profit	207.7	237.2	384.8	457.8
Other operating expenses (income)
General and administrative expenses	6.2	5.8	12.4	11.4
Share-based compensation expenses (Note 12)	2.4		5.6	4.3
Gain on sale of royalty interest (Note 7)			(3.7)
Gain on sale of gold bullion	(1.4)	(0.2)	(2.1)	(1.5)
Total other operating expenses	7.2	5.6	12.2	14.2
Operating income	200.5	231.6	372.6	443.6
Foreign exchange gain (loss) and other income (expenses)	1.7	(0.4)	3.9	5.8
Income before finance items and income taxes	202.2	231.2	376.5	449.4
Finance items (Note 14)
Finance income	10.0	2.8	20.5	3.5
Finance expenses	(0.7)	(0.8)	(1.4)	(1.7)
Net income before income taxes	211.5	233.2	395.6	451.2
Income tax expense (Note 15)	27.0	36.7	54.6	72.7
Net income	184.5	196.5	341.0	378.5
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	30.3	(49.2)	29.9	(27.0)
Items that will not be reclassified subsequently to profit and loss:
(Loss) gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 5)	(5.8)	(76.8)	1.0	(57.1)
Other comprehensive income (loss), net of taxes	24.5	(126.0)	30.9	(84.1)
Comprehensive income	$ 209.0	$ 70.5	$ 371.9	$ 294.4
Earnings per share (Note 17)
Basic earnings per share (in dollars per share)	$ 0.96	$ 1.03	$ 1.78	$ 1.98
Diluted earnings per share (in dollars per share)	$ 0.96	$ 1.02	$ 1.77	$ 1.97
Weighted average number of shares outstanding (Note 17)
Basic weighted average number of shares outstanding	191.9	191.5	191.9	191.4
Diluted weighted average number of shares outstanding	192.2	191.9	192.2	191.8